Dec. 15, 2023
abrdn U.S. Sustainable Leaders Smaller Companies Fund
abrdn U.S. Sustainable Leaders Smaller Companies Fund

abrdn Funds

(the “Trust”)

abrdn U.S. Sustainable Leaders Smaller Companies Fund

(the “Fund”)

Supplement dated December 15, 2023 to the Fund’s Statutory Prospectus dated February 28, 2023, as supplemented to date

On December 13, 2023, the Board of Trustees (the “Board”) of the Trust considered and approved (i) a change in the Fund’s name, (ii) modifications to the Fund’s principal investment strategies, (iii) changes to the Fund’s benchmark, and (iv) changes to the Fund’s portfolio managers, with such changes to take effect as of the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about February 29, 2024 (the “Effective Date”).

Additionally, starting on the Effective Date, in connection with the changes to the principal investment strategies, the Fund’s portfolio management team expects the Fund’s portfolio will need to be repositioned and indirect trading costs are expected to be incurred in the repositioning. An amended and restated Statutory Prospectus will be available for the Fund following the Effective Date.

As of the Effective Date, the Statutory Prospectus is hereby revised as follows:

Name Change and 80% Policy Change of the Fund

On the Effective Date, the Fund’s name will change from the abrdn U.S. Sustainable Leaders Smaller Companies Fund to the abrdn Focused U.S. Small Cap Equity Fund and the Fund’s current non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by smaller U.S. Companies that abrdn Inc. (the “Adviser”) considers to be current or emerging sustainable leaders in accordance with the Adviser’s criteria will change to a non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies. The Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies included in the Russell 2000® Index at the time of investment. The range of the Russell 2000® Index was $3.87 million to $7.87 billion as of December 31, 2022.

Additionally, all references to “abrdn U.S. Sustainable Leaders Smaller Companies Fund” in the Statutory Prospectus will be changed to “abrdn Focused U.S. Small Cap Equity Fund.”

Principal Strategies Changes

The following will replace the paragraphs under the section titled “Summary—abrdn U.S. Sustainable Leaders Smaller Companies Fund—Principal Strategies” in the Statutory Prospectus beginning on page 2:

As a non-fundamental policy, under normal circumstances, the Focused U.S. Small Cap Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies. The Fund will be managed pursuant to a “focused” strategy whereby the Fund’s investment adviser will typically invest the Fund’s assets in a small number of issuers. Generally, the Fund expects to hold approximately 35 to 45 issuers.

For purposes of the Fund’s 80% policy, a company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria:

● the company is organized under the laws of, or has its principal office in the United States;

● the company has its principal securities trading market in the United States; and/or

● the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.

The Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies include in the Russell 2000® Index at the time of investment. The range of the Russell 2000® Index was $3.87 million to $7.87 billion as of December 31, 2022.

Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index. These companies continue to be considered small for purposes of the Fund’s minimum 80% allocation to small company equities. While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

The Fund also may invest in foreign securities and securities of larger companies.

Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the industrials sector.

The Fund may invest in securities denominated in U.S. Dollars and the currencies of any foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. The Fund may also invest in larger companies and non-U.S. companies, including primarily Canadian companies.

In seeking to achieve the Fund’s investment objective, the Adviser invests in quality companies and is an active, engaged owner. The Adviser uses a quantitative screen to help identify an opportunity set of high quality attractively valued companies. The Adviser then evaluates every company against its own quality criteria and builds conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. The Adviser seeks to understand what is changing in companies, industries and markets but is not being priced into the market or is being mispriced. Through fundamental research, supported by a global research presence, the Adviser seeks to identify companies whose quality is not yet fully recognized by the market.

Principal Risks Changes